Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of the option activity
	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value

Outstanding, January 1, 2022	127,404	31.91	11.01

Granted	153,146	13.40	12.30
Exercised	(6,721)	25.25		-
Forfeited	(1,268)	28.11
Cancelled	(435)	116.71
Outstanding, December 31, 2022	272,126	21.54	10.83	-
Exercisable, December 31, 2022	89,300	32.71	9.64	-

	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value

Outstanding, January 1, 2021	71,756	37.63	11.22

Granted	75,235	27.60	12.29
Exercised	(19,037)	36.52		-
Forfeited	(550)	29.00
Outstanding, December 31, 2021	127,404	31.91	11.01	-
Exercisable, December 31, 2021	31,456	42.62	9.63	-

	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value

Outstanding, January 1, 2020	21,853	129.10	11.51

Granted	71,338	30.40	11.99
Exercised	(1,235)	49.27		-
Forfeited	(4,594)	46.70
Cancelled	(15,606)	129.10
Outstanding, December 31, 2020	71,756	37.63	11.22	-
Exercisable, December 31, 2020	8,467	61.24	9.95	-

Schedule of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model
	Granted in 2022	Granted in 2021	Granted in 2020
Expected volatility	89.55%	97.70%	88.44%-96.55%
Risk-free interest rate	1.86%	1.64%	0.59%-0.69%
Expected term from grant date (in years)	5.63-6.41	5.62-6.41	5.25-7.29
Dividend rate	-	-	-
Dilution factor	1	1	0.9909-1
Fair value	$9.74 - $10.16	$25.11 - $26.01	$15.50 - $26.60